                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05793

            Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the year ended February 29, 2008

MARKET CONDITIONS

The fiscal reporting year was an extremely volatile period for the municipal bond market, as well as all other sectors of the financial markets. The accelerating decline in residential housing, fallout from the subprime mortgage market collapse, and subsequent liquidity and credit contraction created a very challenging environment.

The municipal market had performed quite well until these events began to unfold in the spring of 2007. After a difficult summer, the market rebounded in the fall when the Federal Open Market Committee (the "Fed") began its efforts to boost market liquidity by cutting the target federal funds rate in both September and October. In December, however, performance waned again as signs of slowing economic growth fueled fears of an impending recession, prompting the Fed to further reduce rates -- once that month and twice more in January 2008. Although the municipal market rallied in January, recouping much of the losses incurred in the previous month, massive selling in the market in February, as well as growing liquidity concerns, caused performance to decline significantly.

As a result, over the course of the 12-month reporting period, the 30-year municipal-to-Treasury ratio, which measures the relative attractiveness of these two sectors, rose from 85 percent to 116 percent, indicating that municipals underperformed Treasuries while at the same time becoming historically cheap (more attractive) on a relative basis. The high yield segment of the market in particular struggled as investors shunned these riskier assets in favor of higher quality securities. This caused spreads on high yield municipals to widen from 110 basis points at the beginning of the reporting period to 240 basis points as of the end of February.

Yields on intermediate-to-long maturity municipal bonds increased over the course of the reporting year. Representative yields on 30-year AAA rated municipal bonds rose from 3.97 percent at the start of the period to 5.14 percent by February 29, 2008. However, yields on the short end of the municipal curve fell, with yields on one-year bonds declining from 3.56 percent to 2.25 percent. Accordingly, the spread between long-term and short-term yields, which began the period at 41 basis points, widened to 289 basis points by the end of the period, causing the slope of the municipal yield curve to steepen considerably.

PERFORMANCE ANALYSIS

For the 12-month period ended February 29, 2008, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) decreased from $9.30 to $8.01 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.4925 per share, the Fund's total NAV return was -8.89 percent. OIB's value on the New York Stock Exchange (NYSE) moved from $9.14 to $8.15 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -5.67 percent. OIB's NYSE market price was at a 1.75 percent premium to its NAV. During the fiscal period, the Fund purchased and retired 45,400 shares of common stock at a weighted average market discount of 5.27 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, increased from $.040 to $.0425 per share, and were unchanged for the first quarter of 2008. The dividend reflects the current level of the Fund's net investment income. OIB's level of undistributed net investment income was $0.068 per share on February 29, 2008 versus $0.083 per share 12 months earlier.(1)

The Fund invests primarily in high yield municipal bonds, which represented more than two-thirds of assets during the period. The Fund's emphasis on this segment of the market was beneficial early in the period when lower-rated, higher-yielding bonds outperformed higher-quality issues. The increasingly risk-averse environment over the remainder of the period, however, led to a considerable downturn in the performance of high yield bonds. As a result, the Fund's focus on high yield securities hindered its performance. The Fund's allocation to AAA rated credits, however, increased slightly during the period. We took advantage of attractive short-term auction rates created by a supply/demand imbalance, adding select AAA rated municipal auction rate securities to the portfolio toward the end of the reporting year.

In the first half of the reporting year, we maintained a slightly shorter option-adjusted duration* for the portfolio, primarily through a Treasury futures hedge position. Although this defensive positioning was beneficial to performance during that time, the flight to quality and rally in the Treasury market that occurred around the middle of the period hindered the performance of the hedge. Therefore, we eliminated the position, which effectively lengthened the portfolio's duration. This longer duration, or sensitivity to interest rate changes, held back returns as municipal rates continued to move higher.

Conversely, the Fund's pre-refunded holdings were additive to performance as these short-term securities did not experience the sell-off that longer maturity bonds did when long-term municipal yields rose. Additionally, an overweight to health care, as well as our focus on stronger credits within the sector, also boosted returns. The Fund's holdings in single family housing bonds, however, detracted from overall performance, and we have reduced exposure to this sector. Holdings in zero coupon tobacco bonds also hampered returns.

The Fund's yield curve positioning had little effect on performance as a whole, though performance varied across segments of the portfolio. We overweighted the long end of the curve, where the majority of new investments were made, as well as the very short end of the curve, where most of the portfolio's older, "seasoned" investments and pre-refunded holdings were focused. Although the emphasis on the short end of the curve was beneficial, the performance of holdings on the long end of the curve waned as rates there rose over the course of the reporting period.

Overall, the Fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, sector exposure was relatively unchanged with life care, special tax districts, hospital, and industrial development revenue/pollution control revenue (IDR/PCR) representing the Fund's largest sector weightings.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Retirement & Life Care Facilities  28.3%
Special Tax Districts              16.2
Hospital                           13.3
IDR/PCR*                           11.8
Refunded                            9.4




LONG-TERM CREDIT ANALYSIS
Aaa/AAA                             7.2%
Aa/AA                               1.6
A/A                                 1.2
Baa/BBB                            13.5
Ba/BB or Less                       6.8
NR                                 69.7


* Industrial Development Revenue/Pollution Control Revenue

Data as of February 29, 2008. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY

(% of Long-Term Portfolio) As of February 29, 2008

WEIGHTED AVERAGE MATURITY: 21 YEARS(A)




0-5                                          10
6-10                                          3
11-15                                        10
16-20                                        17
21-25                                        21
26-30                                        33
31+                                           6



(a) Where applicable, maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

     Summary of Investments by State Classification as of February 29, 2008


Florida................    11.0%
Pennsylvania...........     9.9
Texas..................     7.8
California.............     7.6
New York...............     7.5
Illinois...............     6.7
Virginia...............     6.6
New Jersey.............     6.3
Maryland...............     3.6
Colorado...............     3.2
Arizona................     3.1
Ohio...................     3.0
Massachusetts..........     2.6
Nevada.................     2.5
Kansas.................     2.4
South Carolina.........     2.3%
Alabama................     2.2
Missouri...............     2.2
Michigan...............     1.9
Connecticut............     1.8
New Hampshire..........     1.6
Georgia................     1.5
Minnesota..............     1.5
Tennessee..............     1.4
Wisconsin..............     1.4
Washington.............     1.3
Oklahoma...............     1.2
Iowa...................     1.1
Hawaii.................     0.8
Vermont................     0.8
New Mexico.............     0.8%
Louisiana..............     0.5
District of Columbia*..     0.5
Maine..................     0.4
Indiana................     0.3
North Carolina.........     0.3
North Dakota...........     0.3
                         ------
Total Investments......   109.9
Liability for Floating
  Rate Note and Dealer
  Trusts Obligations...  (11.4)
Other Assets in Excess
  of Liabilities.......     1.5
                         ------
Net Assets.............   100.0%
                         ======




---------
* Joint exemption

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of February 29, 2008

YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS




2008(a)                                              12
2009                                                  8
2010                                                  2
2011                                                  9
2012                                                  4
2013                                                 11
2014                                                  9
2015                                                  7
2016                                                 15
2017                                                 17
2018+                                                 6




COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.6%




2008(a)                                             6.1
2009                                                6.4
2010                                                7.2
2011                                                7.3
2012                                                6.2
2013                                                6.8
2014                                                6.6
2015                                                5.7
2016                                                6.1
2017                                                6.7
2018+                                               8.1




(a) May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.1% on 12% of the long-term portfolio that is callable in 2008.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008


 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (107.4%)

            Alabama (0.7%)
$    1,000  Colbert County-Northwest Health Care
              Authority, Helen Keller Hospital Ser
              2003....................................    5.75 %   06/01/27   $     913,060
                                                                              -------------

            Arizona (3.1%)
     1,125  Pima County Arizona Industrial Development
              Authority, Constellation Schools Ser
              2008....................................    7.00     01/01/38       1,018,238
       800  Pima County Arizona Industrial Development
              Authority, Water and Wastewater Global
              Water Resources LLC Ser 2007 (AMT)......    6.55     12/01/37         724,128
     2,600  Salt Verde Financial Corp Ser 2007++++....    5.25     12/01/24       2,357,173
                                                                              -------------
                                                                                  4,099,539
                                                                              -------------
            California (7.5%)
     1,970  California County Tobacco Securitization
              Agency, Gold County Settlement Funding
              Corp Ser 2006...........................    0.00     06/01/33         318,234
       500  California Housing Finance Agency, RITES
              PA 1417 Ser 2006 (AMT)..................    8.222##  08/01/31         221,860
       500  California Housing Finance Agency, RITES
              PA 1417 Ser 2006 (AMT)..................    8.372##  08/01/36         211,630
       500  California Statewide Communities
              Development Authority, California
              Baptist University Ser 2007 A...........    5.50     11/01/38         426,545
       500  California Statewide Communities
              Development Authority, Lancer
              Educational Student Housing LLC Ser
              2007....................................    5.625    06/01/33         433,275
     1,000  Carlsbad Assessment District #2002-2001,
              Poinsettia Lane East Ser 2005 A.........    5.20     09/02/35         818,550
     1,000  Carlsbad Community Facilities District #3
              Ser 2006................................    5.30     09/01/36         817,020
     4,000  Golden State Tobacco Securitization
              Corporation, Asset Backed Ser 2007 A-
              1++++...................................    5.125    06/01/47       3,221,228
       530  Palm Springs, Palm Spring Int'l Airport
              Ser 2006 (AMT)..........................    5.55     07/01/28         468,732
       750  Quechan Indian Tribe FT Yuma Indian
              Reservation Ser 2008....................    7.00     12/01/27         717,345
     2,000  Sacramento Financing Authority, Convention
              Center Hotel 1999 Ser A.................    6.25     01/01/30       1,831,920
    12,000  Silicon Valley Tobacco Securitization
              Authority, Santa Clara Tobacco
              Securitization Corp Ser 2007............    0.00     06/01/56         266,160
                                                                              -------------
                                                                                  9,752,499
                                                                              -------------
            Colorado (3.2%)
     1,000  Colorado Health Facilities Authority,
              Christian Living Communities Ser 2006
              A.......................................    5.75     01/01/37         859,550
       155  Colorado Housing Finance Authority 1998
              Ser B-3.................................    6.55     05/01/25         159,149

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
$    1,420  Copperleaf Metropolitan District #2 Ser
              2006....................................    5.85 %   12/01/26   $   1,172,934
     2,000  Elk Valley Public Improvement Corporation
              Ser 2001 A..............................    7.30     09/01/22       2,023,480
                                                                              -------------
                                                                                  4,215,113
                                                                              -------------
            Connecticut (1.8%)
     1,000  Mashantucket (Western) Pequot Tribe,
              Special 1997 Ser B (a)..................    5.75     09/01/27         917,230
     1,500  Mohegan Tribe of Indians, Gaming Authority
              Ser 2001 (a)............................    6.25     01/01/31       1,409,970
                                                                              -------------
                                                                                  2,327,200
                                                                              -------------
            District of Columbia (0.5%)
       615  Metropolitan Washington Airports
              Authority, District of Columbia &
              Virginia, CaterAir International Corp
              Ser 1991 (AMT)++........................   10.125    09/01/11         615,301
                                                                              -------------

            Florida (10.2%)
       500  Alachua County, North Florida Retirement
              Village Ser 2007........................    5.25     11/15/17         463,960
       700  Alachua County, North Florida Retirement
              Village Ser 2007........................    5.875    11/15/36         609,819
       550  Brevard County Health Facilities
              Authority, Buena Vida Estates, Inc Ser
              2007....................................    6.75     01/01/37         525,470
     1,000  Fiddlers Creek Community Development
              District #1 Ser 2005....................    6.00     05/01/38         842,790
       500  Fountainbleau Lakes Community Development
              District Ser 2007 B.....................    6.00     05/01/15         462,695
       500  Grand Bay at Doral Community Development
              District Ser 2007 A.....................    6.00     05/01/39         417,520
       710  Mid-Bay Bridge Authority, Sr Lien
              Crossover Refg Ser 1993 A (AMBAC Insd)..    5.85     10/01/13         739,870
       500  Orange County Health Facilities Authority,
              Orlando Lutheran Towers Inc Ser 2005....    5.70     07/01/26         441,030
     1,000  Orange County Health Facilities Authority,
              Orlando Lutheran Towers Inc Ser 2007....    5.50     07/01/38         820,210
     2,000  Orange County Health Facilities Authority,
              Westminister Community Care Services Inc
              Ser 1999................................    6.75     04/01/34       2,013,920
     1,000  Pinellas County Health Facilities
              Authority, Oaks of Clearwater Ser 2004..    6.25     06/01/34         982,170
       995  Renaissance Commons Community Development
              District 2005 Ser A.....................    5.60     05/01/36         809,512
     2,640  South Miami Health Facilities Authority,
              Baptist Health South Florida Obligated
              Group++++...............................    5.00     08/15/32       2,407,469
     1,000  St Johns County Industrial Development
              Authority, Glenmoor Ser 1999 A..........    8.00     01/01/10+      1,107,010
       600  Tolomato Community Development District,
              Special Assessment Ser 2007.............    6.55     05/01/27         564,750
                                                                              -------------
                                                                                 13,208,195
                                                                              -------------
            Georgia (1.4%)
     2,000  Atlanta, Eastside Ser 2005 B..............    5.40     01/01/20       1,847,260
                                                                              -------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------

            Hawaii (0.8%)
$    1,000  Hawaii Department of Budget & Finance,
              Kahala Nui 2003 Ser A...................    8.00 %   11/15/33   $   1,083,100
                                                                              -------------

            Illinois (6.7%)
       500  Bolingbrook, Sales Tax Ser 2005...........    6.25     01/01/24         483,005
       115  Chicago, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................    6.45     09/01/29         116,659
     1,000  Chicago, Lake Shore East Ser 2002.........    6.75     12/01/32       1,001,740
       450  Hampshire Special Service Area #18 Ser
              2007 A..................................    6.00     03/01/44         369,891
     1,000  Illinois Finance Authority, Landing at
              Plymouth Ser 2005 A.....................    6.00     05/15/37         880,080
     1,000  Illinois Finance Authority, Luther Oaks
              Ser 2006 A..............................    6.00     08/15/39         879,780
     2,000  Illinois Health Facilities Authority,
              Smith Crossing Ser 2003 A...............    7.00     11/15/32       2,024,500
     1,000  Illinois Health Facilities Authority,
              Villa St Benedict Ser 2003 A-1..........    6.90     11/15/33         840,780
       750  Lincolnshire, Service Area #1-Sedgebrook
              Ser 2004................................    6.25     03/01/34         707,385
     1,000  Pingree Grove Special Service Area #7,
              Cambridge Lakes Ser 2006-1..............    6.00     03/01/36         875,190
       550  Will-Kankakee Regional Development
              Authority, Senior Estates Supportive
              Living Ser 2007 (AMT)...................    7.00     12/01/42         500,775
                                                                              -------------
                                                                                  8,679,785
                                                                              -------------
            Indiana (0.3%)
       525  Saint Joseph County, Holy Cross Village at
              Notre Dame Ser 2006 A...................    6.00     05/15/38         457,847
                                                                              -------------

            Iowa (1.1%)
       970  Iowa Health Facilities Development
              Financing Authority, Care Initiatives
              Ser 1996................................    9.25     07/01/11+      1,164,320
       250  Washington County Hospital Ser 2006.......    5.375    07/01/26         228,900
                                                                              -------------
                                                                                  1,393,220
                                                                              -------------
            Kansas (2.4%)
     1,000  Olathe, Catholic Care Ser 2006 A..........    6.00     11/15/38         877,110
     2,000  Overland Park Development Corporation,
              Convention Center Hotel Ser 2000 A......    7.375    01/01/11+      2,237,300
                                                                              -------------
                                                                                  3,114,410
                                                                              -------------
            Louisiana (0.5%)
       750  Lakeshore Villages Master Community
              Development District, Special Assessment
              Ser 2007................................    5.25     07/01/17         659,917
                                                                              -------------

            Maine (0.4%)
       500  South Berwick, Berwick Academy Ser 1998...    5.55     08/01/23         487,595
                                                                              -------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------

            Maryland (3.6%)
$    2,000  Annapolis, Park Place Ser 2005 A..........    5.35 %   07/01/34   $   1,635,100
       500  Maryland Industrial Development Financing
              Authority, Our Lady of Good Counsel High
              School Ser 2005 A.......................    6.00     05/01/35         451,535
     1,000  Maryland State Economic Development
              Corporation, Chesapeake Bay Conference
              Center Ser 2006 A.......................    5.00     12/01/31         810,340
       500  Maryland State Health & Higher Educational
              Facilities Authority, King Farm
              Presbyterian Community 2007 Ser A.......    5.30     01/01/37         392,815
     1,500  Westminster, Caroll Lutheran Village Inc
              2004 Ser A..............................    6.25     05/01/34       1,423,215
                                                                              -------------
                                                                                  4,713,005
                                                                              -------------
            Massachusetts (2.6%)
     1,500  Massachusetts Development Finance Agency,
              Loomis Communities Ser 1999 A...........    5.75     07/01/23       1,442,265
     1,350  Massachusetts Development Finance Agency,
              New England Center for Children Ser
              1998....................................    5.875    11/01/18       1,289,129
       750  Massachusetts Development Finance
              Authority, Evergreen Center Ser 2005....    5.50     01/01/35         622,388
                                                                              -------------
                                                                                  3,353,782
                                                                              -------------
            Michigan (1.9%)
       600  Gaylord Hospital Financing Authority,
              Otsego Memorial Hospital Ser 2004.......    6.50     01/01/37         563,316
     2,000  Michigan Tobacco Settlement Finance
              Authority Ser 2007 A....................    6.00     06/01/48       1,854,960
                                                                              -------------
                                                                                  2,418,276
                                                                              -------------
            Minnesota (1.5%)
       750  Buffalo Central Minnesota Senior Housing
              Ser 2006 A..............................    5.50     09/01/33         645,157
       500  North Oaks Presbyterian Homes of North
              Oaks Ser 2007...........................    6.125    10/01/39         467,355
     1,000  St. Paul Housing & Redevelopment
              Authority, Rossy & Richard Shaller Ser
              2007 A..................................    5.25     10/01/42         815,310
                                                                              -------------
                                                                                  1,927,822
                                                                              -------------
            Missouri (2.2%)
       450  Branson Regional Airport Transportation
              Development District Ser 2007 B (AMT)...    6.00     07/01/37         380,772
     2,000  Des Peres West County Center Ser 2002.....    5.75     04/15/20       1,871,320
       130  Missouri Housing Development Commission,
              Homeownership GNMA/FNMA Collateralized
              2000 Ser A-1 (AMT)......................    7.50     03/01/31         136,503
       500  St. Louis Industrial Development
              Authority, St. Andrews Resources for
              Seniors Ser 2007 A......................    6.375    12/01/41         457,570
                                                                              -------------
                                                                                  2,846,165
                                                                              -------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
            Nevada (2.5%)
$      980  Clark County Special Improvement District
              #142, Mountain's Edge Ser 2003..........    6.375%   08/01/23   $     893,476
       675  Henderson Local Improvement District #T-
              18, Ser 2006............................    5.30     09/01/35         489,449
     1,500  Henderson Catholic Health West Ser 2004
              Ser A...................................    5.625    07/01/24       1,507,005
     1,000  Nevada Department of Business & Industry,
              Las Vegas Monorail 2nd Tier Ser 2000....    7.375    01/01/40         344,710
                                                                              -------------
                                                                                  3,234,640
                                                                              -------------
            New Hampshire (1.6%)
     2,000  New Hampshire Higher Educational and
              Health Facilities Authority, Littleton
              Hospital Association Ser 1998 B.........    5.90     05/01/08+      2,051,240
                                                                              -------------

            New Jersey (6.3%)
     1,000  New Jersey Economic Development Authority,
              Cedar Crest Village Inc Ser 2001 A......    7.25     11/15/11+      1,144,370
     1,500  New Jersey Economic Development Authority,
              Cigarette Tax Ser 2004..................    5.75     06/15/34       1,381,905
     2,000  New Jersey Economic Development Authority,
              Franciscan Oaks Ser 1997................    5.75     10/01/23       1,845,940
       710  New Jersey Economic Development Authority,
              Lions Gate Ser 2005 A...................    5.75     01/01/25         645,440
       500  New Jersey Economic Development Authority,
              The Presbyterian Home at Montgomery Ser
              2001 A..................................    6.375    11/01/31         474,825
     1,000  New Jersey Economic Development Authority,
              United Methodist Homes of New Jersey Ser
              1998....................................    5.125    07/01/25         825,350
     2,000  New Jersey Health Care Facilities
              Financing Authority, Raritan Bay Medical
              Center Ser 1994.........................    7.25     07/01/27       1,895,540
                                                                              -------------
                                                                                  8,213,370
                                                                              -------------
            New Mexico (0.8%)
     1,150  Mariposa East Public Improvement District
              Ser 2006................................    6.00     09/01/32       1,027,824
                                                                              -------------

            New York (7.5%)
     1,800  Dutchess County Development Agency, St
              Francis Hospital Refg Ser 2004 A........    7.50     03/01/29       1,885,806
     1,000  Mount Vernon Industrial Development
              Agency, Meadowview at the Wartburg Ser
              1999....................................    6.15     06/01/19         982,000
     2,000  New York City Industrial Development
              Agency, 7 World Trade Center LLC Ser
              2005 A..................................    6.50     03/01/35       2,021,900
     2,000  New York City Industrial Development
              Agency, American Airlines Inc Ser 2005
              (AMT)...................................    7.75     08/01/31       2,074,300

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
$    2,000  New York City Industrial Development
              Agency, Brooklyn Navy Yard Cogeneration
              Partners LP Ser 1997 (AMT)..............    5.65 %   10/01/28   $   1,783,480
     1,000  New York Liberty Development Corp,
              National Sports Museum, Ser 2006 A......    6.125    02/15/19         951,430
                                                                              -------------
                                                                                  9,698,916
                                                                              -------------
            North Carolina (0.3%)
       450  North Carolina Medical Care Commission
              Retirement Facilities, Southminster Ser
              2007 A..................................    5.75     10/01/37         420,372
                                                                              -------------

            North Dakota (0.3%)
       450  Ward County Health Care Facilities,
              Trinity Obligated Group Ser 2006........    5.125    07/01/29         392,661
                                                                              -------------

            Ohio (3.0%)
     3,000  Buckeye Tobacco Settlement Financing
              Authority, Asset-Backed Ser 2007 A-
              2++++...................................    5.875    06/01/30       2,807,420
       700  Cuyahoga County Health Care and
              Independent Living Facilities, Eliza
              Jennings Senior Care Ser 2007 A.........    5.75     05/15/27         619,353
       550  Tuscarawas County Hospital Facilities,
              Twin City Hospital Ser 2007.............    6.35     11/01/37         492,899
                                                                              -------------
                                                                                  3,919,672
                                                                              -------------
            Oklahoma (1.2%)
       550  Chickasaw Nation Health Systems Ser 2007..    6.25     12/01/32         534,105
     1,000  Oklahoma Development Finance Authority,
              Comanche County Hospital 2000 Ser B.....    6.60     07/01/31       1,005,730
                                                                              -------------
                                                                                  1,539,835
                                                                              -------------
            Pennsylvania (9.9%)
     2,600  Allegheny County Development Authority,
              West Penn Ser 2007 A++++................    5.375    11/15/40       2,129,075
       500  Allegheny County Redevelopment Authority,
              Pittsburgh Mills Ser 2004...............    5.60     07/01/23         456,445
     1,000  Bucks County Industrial Development
              Authority, Ann's Choice Ser 2005 A......    6.25     01/01/35         950,730
     1,000  Carbon County Industrial Development
              Authority, Panther Creek Partners Refg
              2000 Ser (AMT)..........................    6.65     05/01/10       1,021,440
     2,940  Chester County Industrial Development
              Authority, RHA/PA Nursing Home Inc Ser
              1989....................................    8.50     05/01/32       2,985,746
     1,000  Harrisburg Authority, Harrisburg
              University of Science & Technology Ser
              2007 B..................................    6.00     09/01/36         884,480
     1,000  Montgomery County Industrial Development
              Authority, Whitemarsh Community Ser
              2005....................................    6.25     02/01/35         921,470

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
$    1,000  Pennsylvania Economic Development
              Financing Authority, Reliant Energy Inc
              Ser 2001 A (AMT)........................    6.75 %   12/01/36   $     999,230
     2,640  Pennsylvania Housing Finance Agency Ser
              2007-100A (AMT)++++.....................    5.10     10/01/22       2,555,454
                                                                              -------------
                                                                                 12,904,070
                                                                              -------------
            South Carolina (2.3%)
     1,000  Myrtle Beach, Myrtle Beach Air Force Base
              Ser 2006................................    5.25     11/01/26         824,480
     1,000  South Carolina Jobs - Economic Development
              Authority, Lutheran Homes Ser 2007......    5.625    05/01/42         807,220
     1,000  South Carolina Jobs - Economic Development
              Authority, Westley Commons Ser 2006.....    5.125    10/01/26         816,940
       575  South Carolina Jobs - Economic Development
              Authority, Woodlands at Furman Ser 2007
              A.......................................    6.00     11/15/37         506,397
                                                                              -------------
                                                                                  2,955,037
                                                                              -------------
            Tennessee (1.4%)
     1,000  Shelby County Health, Educational &
              Housing Facilities Board, Trezevant
              Manor Ser 2006 A........................    5.75     09/01/37         909,360
     1,000  Shelby County Health, Educational &
              Housing Facilities Board, Village at
              Germantown Ser 2003 A...................    7.25     12/01/34         938,840
                                                                              -------------
                                                                                  1,848,200
                                                                              -------------
            Texas (7.8%)
     2,000  Austin Convention Enterprises Inc,
              Convention Center Hotel Ser 2000 A......    6.70     01/01/11+      2,183,580
     1,000  Brazos River Authority, TXU Electric Co
              Refg Ser 1999 A (AMT)...................    7.70     04/01/33       1,004,460
     1,000  Decatur Hospital Authority, Wise Regional
              Health Ser 2004 A.......................    7.125    09/01/34       1,013,980
     1,000  HFDC Central Texas Inc, Legacy at Willow
              Bend, Ser 2006 A........................    5.75     11/01/36         846,150
     1,000  Houston Health Facilities Development
              Corporation, Buckingham Senior Living
              Community Ser 2004 A....................    7.125    02/15/14+      1,192,100
     1,000  Lubbock Health Facilities Development
              Corporation, Carillon Ser 2005 A........    6.50     07/01/26         951,150
     3,110  Texas Department of Housing and Community
              Affairs Ser 2007 B (AMT)++++............    5.15     09/01/27       2,899,119
                                                                              -------------
                                                                                 10,090,539
                                                                              -------------
            Vermont (0.8%)
     1,000  Vermont Economic Development Authority,
              Wake Robin Corp Ser 1999 A..............    6.75    03/01/09+       1,056,510
                                                                              -------------

            Virginia (6.6%)
     4,419  Chesterfield County Industrial Development
              Authority, Brandermill Woods Ser 1998...    6.50     01/01/28       4,382,454
     1,300  Lexington Industrial Development
              Authority, Ser 2007 A...................    5.50     01/01/37       1,106,937
     2,250  Peninsula Ports Authority of Virginia,
              Baptist Homes Ser 2006 C................    5.40     12/01/33       1,845,630

                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

 PRINCIPAL
 AMOUNT IN                                               COUPON    MATURITY
 THOUSANDS                                                RATE       DATE         VALUE
-------------------------------------------------------------------------------------------
$      500  Peninsula Town Center Community
              Development Authority, Ser 2007.........    6.45 %   09/01/37   $     441,980
     1,000  Virginia Beach Development Authority,
              Westminster-Canterbury Refg Ser 2005 A..    5.375    11/01/32         868,590
                                                                              -------------
                                                                                  8,645,591
                                                                              -------------
            Washington (1.3%)
     2,000  Washington Housing Finance Commission,
              Skyline at First Hill Ser 2007 A........    5.625    01/01/38       1,662,740
                                                                              -------------

            Wisconsin (1.4%)
     1,750  Wisconsin Health & Educational Facilities
              Authority, Beaver Dam Community Hospital
              Ser 2004 A..............................    6.75     08/15/34       1,764,927
                                                                              -------------
            Total Tax-Exempt Municipal Bonds (Cost $150,503,384)...........     139,539,235
                                                                              -------------
            Short-Term Tax-Exempt Municipal
            Obligations (2.5%)

            Alabama (1.5%)
     1,950  Health Care Authority for Baptist Health
              Ser 2006 B ### (Reset date 03/07/08)....   11.00     11/15/37       1,950,000
                                                                              -------------

            California (0.1%)
       150  California Statewide Communities
              Development Authority, Ser 2004 D (FSA
              Insd) ### (Reset date 03/04/08).........   10.00     04/01/32         150,000
                                                                              -------------

            Florida (0.8%)
     1,000  Miami-Dade County Health Facilities
              Authority, Miami Children's Hospital Ser
              2006 B2 (MBIA Insd) ### (Reset date
              03/06/08)...............................    8.00     08/01/34       1,000,000
                                                                              -------------

            Georgia (0.1%)
       150  Gwinnett County Hospital Authority,
              Gwinnett Hospital Systems, Inc Ser 2007
              E (FSA Insd) ### (Reset date 03/04/08)..    7.84     07/01/34         150,000
                                                                              -------------
            Total Short-Term Tax-Exempt Municipal Obligations (Cost
            $3,250,000)....................................................       3,250,000
                                                                              -------------

            Total Investments (Cost $153,753,384)..........................     142,789,235
                                                                              -------------





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                              VALUE
-----------------------------------------------------------------------------------------------
           Floating Rate Note Obligations Related to Securities
           Held (-11.4%)
 $(14,855) Notes with interest rates ranging from 3.20% to 3.75% at February 29,
             2008 and  contractual maturities of collateral ranging from
             10/01/22 to 06/01/47 (See Note 1D) ++
              (Cost $(14,855,000))..............................................   $(14,855,000)
                                                                                   ------------

           Total Net Investments (Cost $138,898,384) (b).................   98.5%   127,934,235

           Other Assets in Excess of Liabilities ........................    1.5      1,956,710
                                                                           -----   ------------

           Net Assets ...................................................  100.0%  $129,890,945
                                                                           =====   ============




----------

 AMT   Alternative Minimum Tax.
RITES  Residual Interest Tax--Exempt Security.
  ++   Joint exemption.
 ++++  Underlying security related to inverse floater entered into by the
       Fund (See Note 1D).
  +    Prerefunded to call date shown.
  ++   Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 29,
       2008.
  ##   Current coupon rate for inverse floating rate municipal obligation .
       This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $433,490 which represents 0.3% of net assets.
 ###   Auction rate security.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   The aggregate cost for federal income tax purposes is $138,859,646.
       The aggregate gross unrealized appreciation is $2,027,151 and the aggregate gross unrealized depreciation is $12,952,562, resulting in net unrealized depreciation of $10,925,411.



Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation.




                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008


Assets:
Investments in securities, at
  value
  (cost $153,753,384).........  $142,789,235
Cash..........................       607,120
Receivable for:
  Interest...................      2,440,635
  Investments sold...........        115,000
  Dividends from affiliate...            947
Prepaid expenses and other
  assets......................         3,941
                                ------------
  Total Assets...............    145,956,878
                                ------------
Liabilities:
Floating rate note
  obligations.................    14,855,000
Payable for:
  Investments purchased......      1,000,000
  Investment advisory fee....         66,029
  Administration fee.........         10,601
  Transfer agent fee.........          2,362
Accrued expenses and other
  payables....................       131,941
                                ------------
  Total Liabilities..........     16,065,933
                                ------------
  Net Assets.................   $129,890,945
                                ============
Composition of Net Assets:
Paid-in-capital...............  $145,465,034
Net unrealized depreciation...   (10,964,149)
Accumulated undistributed net
  investment income...........     1,107,205
Accumulated net realized
  loss........................    (5,717,145)
                                ------------
  Net Assets.................   $129,890,945
                                ============
Net Asset Value Per Share
16,208,190 shares outstanding
(unlimited shares authorized
of $.01 par value)............         $8.01
                                       =====





Statement of Operations
For the year ended February 29, 2008


Net Investment Income:
Income
Interest......................  $  9,068,095
Dividends from affiliate......        34,309
                                ------------
  Total Income...............      9,102,404
                                ------------
Expenses
Investment advisory fee.......       726,668
Interest and residual trust
  expenses....................       305,345
Administration fee............       116,267
Shareholder reports and
  notices.....................        64,038
Professional fees.............        59,035
Listing fees..................        20,098
Transfer agent fees and
  expenses....................        16,482
Trustees' fees and expenses...         8,595
Custodian fees................         8,073
Other.........................        33,930
                                ------------
  Total Expenses.............      1,358,531
Less: amounts
  waived/reimbursed...........        (1,053)
Less: expense offset..........        (7,928)
                                ------------
  Net Expenses...............      1,349,550
                                ------------
  Net Investment Income......      7,752,854
                                ------------
Realized and Unrealized Gain
  (Loss):
Realized Gain (Loss) on:
Investments...................      (194,625)
Futures contracts.............      (405,021)
Swap contract.................       235,002
                                ------------
  Net Realized Loss..........       (364,644)
                                ------------
Change in Unrealized
  Appreciation/Depreciation
  on:
Investments...................   (20,197,296)
Futures contracts.............         2,033
Swap contract.................       (10,743)
                                ------------
  Net Change in Unrealized
  Appreciation/Depreciation...   (20,206,006)
                                ------------
  Net Loss...................    (20,570,650)
                                ------------
Net Decrease..................  $(12,817,796)
                                ============






                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE             FOR THE
                                                       YEAR ENDED          YEAR ENDED
                                                   FEBRUARY 29, 2008   FEBRUARY 28, 2007
                                                   -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income............................     $  7,752,854        $  7,891,314
Net realized gain (loss).........................         (364,644)          1,954,264
Net change in unrealized
  appreciation/depreciation......................      (20,206,006)          2,492,692
                                                      ------------        ------------
  Net Increase (Decrease).......................       (12,817,796)         12,338,270
Dividends to shareholders from net investment
  income.........................................       (7,994,980)         (8,151,554)
Decrease from transactions in shares of
  beneficial interest............................         (380,039)           (584,598)
                                                      ------------        ------------
  Net Increase (Decrease).......................       (21,192,815)          3,602,118
Net Assets:
Beginning of period..............................      151,083,760         147,481,642
                                                      ------------        ------------
End of Period
(Including accumulated undistributed net
investment income of $1,107,205 and $1,349,808,
respectively)....................................     $129,890,945        $151,083,760
                                                      ============        ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008

1. Organization and Accounting Policies
Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities
Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" on the Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 29, 2008, Fund investments with a value of $18,376,938 are held by the Dealer Trusts and serve as collateral for the $14,855,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at February 29, 2008 are presented in the Portfolio of Investments.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provisions for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on August 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the year ended February 29, 2008, advisory fees paid were reduced by $1,053 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $34,309 for the year ended February 29, 2008. During the year ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class aggregated $24,973,358 and $24,973,358, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2008 aggregated $49,480,979 and $37,952,144, respectively. In the aforementioned transactions are sales of $1,617,208 with other Morgan Stanley funds including net realized losses of $143,259.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

Effective September 28, 2007, the transfer agent services previously provided to the Fund by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 29, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,951. At February 29, 2008, the Fund had an accrued pension liability of $61,076 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued


distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

5. Dividends
The Fund declared the following dividends from net investment income:

   DECLARATION         AMOUNT         RECORD            PAYABLE
       DATE          PER SHARE         DATE              DATE
-----------------    ---------    --------------    --------------
December 31, 2007     $0.0425      March 7, 2008    March 20, 2008
  April 8, 2008       $0.0425     April 18, 2008    April 25, 2008
  April 8, 2008       $0.0425      May 23, 2008      May 30, 2008
  April 8, 2008       $0.0425      June 20, 2008     June 27, 2008


6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                               PAR VALUE     EXCESS OF
                                                    SHARES     OF SHARES     PAR VALUE
                                                  ----------   ---------   ------------
Balance, February 28, 2006......................  16,319,790    $163,198   $146,265,346
Treasury shares purchased and retired (weighted
  average discount 2.25%)*......................     (66,200)       (662)      (583,936)
Reclassification due to permanent book/tax
  differences...................................       --          --             1,268
                                                  ----------    --------   ------------
Balance, February 28, 2007......................  16,253,590     162,536    145,682,678
Treasury shares purchased and retired (weighted
  average discount 5.27%)*......................     (45,400)       (454)      (379,585)
Reclassification due to permanent book/tax
  differences...................................       --          --              (141)
                                                  ----------    --------   ------------
Balance, February 29, 2008......................  16,208,190    $162,082   $145,302,952
                                                  ==========    ========   ============




----------
  * The Trustees have voted to retire the shares purchased.

7. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                      FOR THE YEAR        FOR THE YEAR
                                                         ENDED               ENDED
                                                   FEBRUARY 29, 2008   FEBRUARY 28, 2007
                                                   -----------------   -----------------
Tax-exempt income................................      $7,994,980          $8,091,422
Ordinary income..................................          --                  60,132
                                                       ----------          ----------
Total distributions..............................      $7,994,980          $8,151,554
                                                       ==========          ==========



As of February 29, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income....................  $  1,097,048
Undistributed ordinary income......................        33,477
Undistributed long-term gains......................        --
                                                     ------------
Net accumulated earnings...........................     1,130,525
Capital loss carryforward*.........................    (5,190,684)
Post-October losses................................      (526,357)
Temporary differences..............................       (62,162)
Net unrealized depreciation........................   (10,925,411)
                                                     ------------
Total accumulated losses...........................  $(15,574,089)
                                                     ============




----------
* During the year ended February 29, 2008, the Fund utilized $164,432 of its net capital loss carryforward. As of February 29, 2008, the Fund had a net capital loss carryforward of $5,190,684 of which $3,717,985 will expire on February 28, 2011 and $1,472,699 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 29, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of discounts on debt securities.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 continued

Permanent differences, due to a nondeductible expense and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at February 29, 2008:

  ACCUMULATED
 UNDISTRIBUTED     ACCUMULATED
NET INVESTMENT    NET REALIZED
    INCOME            LOSS        PAID-IN-CAPITAL
--------------    ------------    ---------------
    $(477)            $618             $(141)
    ======            ====             ======


Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE YEAR ENDED FEBRUARY 28,
                                                 --------------------------------------------------------
                                                  2008**       2007        2006        2005       2004**
                                                 --------    --------    --------    --------    --------

Selected Per Share Data:

Net asset value, beginning of period.........       $9.30       $9.04       $8.78       $8.62       $8.37
                                                    -----       -----       -----       -----       -----

Income (loss) from investment operations:
  Net investment income*....................         0.48        0.49        0.50        0.48        0.49
  Net realized and unrealized gain (loss)...        (1.28)       0.27        0.23        0.15        0.25
                                                   ------       -----       -----       -----       -----

Total income (loss) from investment
operations..................................        (0.80)       0.76        0.73        0.63        0.74
                                                   ------       -----       -----       -----       -----

Less dividends from net investment income....       (0.49)      (0.50)      (0.49)      (0.50)      (0.51)
                                                   ------      ------      ------      ------      ------

Anti-dilutive effect of acquiring treasury
shares*.....................................         0.00(3)     0.00(3)     0.02        0.03        0.02
                                                    -----       -----       -----       -----       -----

Net asset value, end of period...............       $8.01       $9.30       $9.04       $8.78       $8.62
                                                    =====       =====       =====       =====       =====

Market value, end of period..................       $8.15       $9.14       $8.77       $8.00       $8.09
                                                    =====       =====       =====       =====       =====

Total Return+................................       (5.67)%     10.15%      16.23%       5.38%      14.90%

Ratios to Average Net Assets:
Total expenses (before expense offset).......        0.94 %(1)(2)0.73%(1)    0.72%(1)    0.89%(1)    0.96%(1)

Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................         0.73 %(1)(2)0.71%(1)    0.72%(1)    0.89%(1)    0.96%(1)

Net investment income........................        5.36 %      5.30%       5.56%       5.62%       5.87%

Supplemental Data:
Net assets, end of period, in thousands......    $129,891    $151,084    $147,482    $148,169    $150,421

Portfolio turnover rate......................          25 %        24%         15%         16%         11%



----------

 * The per share amounts were computed using an average number of shares outstanding during the period.
 **  For the year ended February 29.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
     Total return does not reflect brokerage commissions.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3) Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.




                        See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust II:



We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 29, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 25, 2008

Morgan Stanley Municipal Income Opportunities Trust II
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On June 19, 2007, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:


                                                             # OF SHARES
                                               ---------------------------------------
                                                   FOR          WITHHELD       ABSTAIN
                                               ---------------------------------------
Kathleen A. Dennis...........................  14,554,284        352,813          0
Manuel H. Johnson............................  14,555,269        351,828          0
Joseph J. Kearns.............................  14,570,982        336,115          0
Fergus Reid..................................  14,531,778        375,319          0

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management
As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne Godlin, a Managing Director of the Investment Adviser, Gerald J. Lian, an Executive Director of the Investment Adviser, and Robert Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the investment Adviser in a investment management capacity since July 2001 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in May 2003. Mr. Stryker has been associated with the Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

Revised Investment Policy
To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below
The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund's securities or an increase in prices of securities that may be purchased or to adjust the Fund's yield curve exposure.

If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED) continued


secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Fund uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Fund will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Municipal Income Opportunities Trust II
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT
You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.
If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust

Morgan Stanley Municipal Income Opportunities Trust II
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer; for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN
To withdraw from the Plan, please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Municipal Income Opportunities Trust II
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:
1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.
2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.
3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Municipal Income Opportunities Trust II
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address), We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences,

Morgan Stanley Municipal Income Opportunities Trust II
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED) continued


  through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

Independent Trustees:

                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------
Frank L. Bowman (63)  Trustee      Since August      President and Chief              180        Director of the
c/o Kramer Levin                   2006              Executive Officer of the                    National Energy
Naftalis & Frankel                                   Nuclear Energy Institute                    Foundation, the U.S.
LLP                                                  (policy organization)                       Energy Association,
Counsel to the                                       (since February 2005);                      the American Council
Independent Trustees                                 Director or Trustee of                      for Capital
1177 Avenue of the                                   various Retail Funds and                    Formation and the
Americas                                             Institutional Funds                         Armed Services YMCA
New York, NY 10036                                   (since August 2006);                        of the USA.
                                                     Chairperson of the
                                                     Insurance Sub-Committee
                                                     of the Insurance,
                                                     Valuation and Compliance
                                                     Committee (since February
                                                     2007); formerly
                                                     variously, Admiral in the
                                                     U.S. Navy, Director of
                                                     Naval Nuclear Propulsion
                                                     Program and Deputy
                                                     Administrator-Naval
                                                     Reactors in the National
                                                     Nuclear Security
                                                     Administration at the
                                                     U.S. Department of Energy
                                                     (1996-2004). Honorary
                                                     Knight Commander of the
                                                     Most Excellent Order of
                                                     the British Empire.


Michael Bozic (67)    Trustee      Since April 1994  Private investor;                182        Director of various
c/o Kramer Levin                                     Chairperson of the                          business
Naftalis & Frankel                                   Insurance, Valuation and                    organizations.
LLP                                                  Compliance Committee
Counsel to the                                       (since October 2006);
Independent Trustees                                 Director or Trustee of
1177 Avenue of the                                   the Retail Funds (since
Americas                                             April 1994) and the
New York, NY 10036                                   Institutional Funds
                                                     (since July 2003);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (July 2006-September
                                                     2006); Vice Chairman of
                                                     Kmart Corporation
                                                     (December 1998-October
                                                     2000), Chairman and Chief
                                                     Executive Officer of
                                                     Levitz Furniture
                                                     Corporation (November
                                                     1995-November 1998) and
                                                     President and Chief
                                                     Executive Officer of
                                                     Hills Department Stores
                                                     (May 1991-July 1995);
                                                     variously Chairman, Chief
                                                     Executive Officer,
                                                     President and Chief
                                                     Operating Officer (1987-
                                                     1991) of the Sears
                                                     Merchandise Group of
                                                     Sears, Roebuck & Co.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Kathleen A. Dennis    Trustee      Since August      President, Cedarwood             180        Director of various
(54)                               2006              Associates (mutual fund                     non-profit
c/o Kramer Levin                                     and investment                              organizations.
Naftalis & Frankel                                   management) (since July
LLP                                                  2006); Chairperson of the
Counsel to the                                       Money Market and
Independent Trustees                                 Alternatives Sub-
1177 Avenue of the                                   Committee of the
Americas                                             Investment Committee
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly, Senior Managing
                                                     Director of Victory
                                                     Capital Management (1993-
                                                     2006).

Dr. Manuel H.         Trustee      Since July 1991   Senior Partner, Johnson          182        Director of NVR,
Johnson (59)                                         Smick International,                        Inc. (home
c/o Johnson Smick                                    Inc., (consulting firm);                    construction);
Group, Inc.                                          Chairperson of the                          Director of
888 16th Street,                                     Investment Committee                        Evergreen Energy.
N.W.                                                 (since October 2006) and
Suite 740                                            Director or Trustee of
Washington, D.C.                                     the Retail Funds (since
20006                                                July 1991) and the
                                                     Institutional Funds
                                                     (since July 2003); Co-
                                                     Chairman and a founder of
                                                     the Group of Seven
                                                     Council (G7C),
                                                     (international economic
                                                     commission); formerly
                                                     Chairperson of the Audit
                                                     Committee (July 1991-
                                                     September 2006); Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and
                                                     Assistant Secretary of
                                                     the U.S. Treasury.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Joseph J. Kearns      Trustee      Since August      President, Kearns &              183        Director of Electro
(65)                               1994              Associates LLC                              Rent Corporation
c/o Kearns &                                         (investment consulting);                    (equipment leasing)
Associates LLC                                       Chairperson of the Audit                    and The Ford Family
PMB754                                               Committee (since October                    Foundation.
23852 Pacific Coast                                  2006) and Director or
Highway                                              Trustee of the Retail
Malibu, CA 90265                                     Funds (since July 2003)
                                                     and the Institutional
                                                     Funds (since August
                                                     1994); formerly, Deputy
                                                     Chairperson of the Audit
                                                     Committee (July 2003-
                                                     September 2006) and
                                                     Chairperson of the Audit
                                                     Committee of the
                                                     Institutional Funds
                                                     (October 2001-July 2003);
                                                     formerly CFO of the J.
                                                     Paul Getty Trust.

Michael F. Klein      Trustee      Since August      Managing Director, Aetos         180        Director of certain
(49)                               2006              Capital, LLC (since March                   investment funds
c/o Kramer Levin                                     2000) and Co-President,                     managed or sponsored
Naftalis & Frankel                                   Aetos Alternatives                          by Aetos Capital,
LLP                                                  Management, LLC (since                      LLC. Director of
Counsel to the                                       January 2004);                              Sanitized AG and
Independent Trustees                                 Chairperson of the Fixed-                   Sanitized Marketing
1177 Avenue of the                                   Income Sub-Committee of                     AG (specialty
Americas                                             the Investment Committee                    chemicals).
New York, NY 10036                                   (since October 2006) and
                                                     Director or Trustee of
                                                     various Retail Funds and
                                                     Institutional Funds
                                                     (since August 2006);
                                                     formerly Managing
                                                     Director, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management,
                                                     President, Morgan Stanley
                                                     Institutional Funds (June
                                                     1998-March 2000) and
                                                     Principal, Morgan Stanley
                                                     & Co. Inc. and Morgan
                                                     Stanley Dean Witter
                                                     Investment Management
                                                     (August 1997-December
                                                     1999).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued


                                                                                   Number of
                                                                                 Portfolios in
                                                                                  Fund Complex
    Name, Age and     Position(s)   Term of Office    Principal Occupation(s)     Overseen by     Other Directorships
     Address of        Held with     and Length of             During             Independent           Held by
 Independent Trustee   Registrant    Time Served*           Past 5 Years           Trustee**      Independent Trustee
--------------------  -----------  ----------------  -------------------------  ---------------  --------------------

Michael E. Nugent     Chairperson  Chairperson of    General Partner of               182        None.
(71)                  of the       the Boards since  Triumph Capital, L.P.
c/o Triumph Capital,  Board and    July 2006 and     (private investment
L.P.                  Trustee      Trustee since     partnership); Chairperson
445 Park Avenue                    July 1991         of the Boards of the
New York, NY 10022                                   Retail Funds and
                                                     Institutional Funds
                                                     (since July 2006) and
                                                     Director or Trustee of
                                                     the Retail Funds (since
                                                     July 1991) and the
                                                     Institutional Funds
                                                     (since July 2001);
                                                     formerly Chairperson of
                                                     the Insurance Committee
                                                     (until July 2006).

W. Allen Reed (60)    Trustee      Since August      Chairperson of the Equity        180        Director of Temple-
c/o Kramer Levin                   2006              Sub-Committee of the                        Inland Industries
Naftalis & Frankel                                   Investment Committee                        (packaging, and
LLP                                                  (since October 2006) and                    forest products);
Counsel to the                                       Director or Trustee of                      Director of Legg
Independent Trustees                                 various Retail Funds and                    Mason, Inc. and
1177 Avenue of the                                   Institutional Funds                         Director of the
Americas                                             (since August 2006);                        Auburn University
New York, NY 10036                                   President and CEO of                        Foundation.
                                                     General Motors Asset
                                                     Management; formerly,
                                                     Chairman and Chief
                                                     Executive Officer of the
                                                     GM Trust Bank and
                                                     Corporate Vice President
                                                     of General Motors
                                                     Corporation (August 1994-
                                                     December 2005).

Fergus Reid (75)      Trustee      Since June 1992   Chairman of Lumelite             183        Trustee and Director
c/o Lumelite                                         Plastics Corporation;                       of certain
Plastics Corporation                                 Chairperson of the                          investment companies
85 Charles Colman                                    Governance Committee and                    in the JPMorgan
Blvd.                                                Director or Trustee of                      Funds complex
Pawling, NY 12564                                    the Retail Funds (since                     managed by J.P.
                                                     July 2003) and the                          Morgan Investment
                                                     Institutional Funds                         Management Inc.
                                                     (since June 1992).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Interested Trustee:

                                                                                          Number of
                                                                                        Portfolios in
                                                                                         Fund Complex
                             Position(s)   Term of Office    Principal Occupation(s)     Overseen by
  Name, Age and Address of    Held with    and Length of              During              Interested   Other Directorships Held by
     Interested Trustee       Registrant    Time Served*           Past 5 Years           Trustee**         Interested Trustee
---------------------------  -----------  ---------------  ---------------------------  -------------  ---------------------------
James F. Higgins (60)        Trustee      Since June 2000  Director or Trustee of the        181       Director of AXA Financial,
c/o Morgan Stanley Trust                                   Retail Funds (since June                    Inc. and The Equitable Life
Harborside Financial Center                                2000) and the Institutional                 Assurance Society of the
Plaza Two                                                  Funds (since July 2003);                    United States (financial
Jersey City, NJ 07311                                      Senior Advisor of Morgan                    services).
                                                           Stanley (since August
                                                           2000).



----------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").
 ** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of March 31, 2007.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

Executive Officers:


                                                    Term of
                                  Position(s)     Office and
   Name, Age and Address of        Held with       Length of
       Executive Officer          Registrant     Time Served*     Principal Occupation(s) During Past 5 Years
------------------------------  --------------  --------------  -----------------------------------------------
Ronald E. Robison (69)          President and   President       President (since September 2005) and Principal
1221 Avenue of the Americas     Principal       since           Executive Officer (since May 2003) of funds in
New York, NY 10020              Executive       September 2005  the Fund Complex; President (since September
                                Officer         and Principal   2005) and Principal Executive Officer (since
                                                Executive       May 2003) of the Van Kampen Funds; Managing
                                                Officer since   Director, Director and/or Officer of the
                                                May 2003        Investment Adviser and various entities
                                                                affiliated with the Investment Adviser;
                                                                Director of Morgan Stanley SICAV (since May
                                                                2004). Formerly, Executive Vice President (July
                                                                2003 to September 2005) of funds in the Fund
                                                                Complex and the Van Kampen Funds; President and
                                                                Director of the Institutional Funds (March 2001
                                                                to July 2003); Chief Administrative Officer of
                                                                the Investment Adviser; Chief Administrative
                                                                Officer of Morgan Stanley Services Company Inc.

J. David Germany (53)           Vice President  Since February  Managing Director and (since December 2005)
Morgan Stanley Investment                       2006            Chief Investment Officer -- Global Fixed Income
Management Limited                                              of Morgan Stanley Investment Management;
20 Bank Street                                                  Managing Director and Director of Morgan
Canary Wharf,                                                   Stanley Investment Management Limited; Vice
London, England E144QAD                                         President of the Retail Funds and Institutional
                                                                Funds (since February 2006).

Dennis F. Shea (54)             Vice President  Since February  Managing Director and (since February 2006)
1221 Avenue of the Americas                     2006            Chief Investment Officer -- Global Equity of
New York, NY 10020                                              Morgan Stanley Investment Management; Vice
                                                                President of the Retail and Institutional Funds
                                                                (since February 2006). Formerly, Managing
                                                                Director and Director of Global Equity Research
                                                                at Morgan Stanley.

Amy R. Doberman (45)            Vice President  Since July      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                     2004            Investment Management of Morgan Stanley
New York, NY 10020                                              Investment Management (since July 2004); Vice
                                                                President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice
                                                                President of the Van Kampen Funds (since August
                                                                2004); Secretary (since February 2006) and
                                                                Managing Director (since July 2004) of the
                                                                Investment Adviser and various entities
                                                                affiliated with the Investment Adviser.
                                                                Formerly, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset
                                                                Management (July 2000 to July 2004).

Carsten Otto (44)               Chief           Since October   Managing Director and U.S. Director of
1221 Avenue of the Americas     Compliance      2004            Compliance for Morgan Stanley Investment
New York, NY 10020              Officer                         Management (since October 2004); Managing
                                                                Director and Chief Compliance Officer of Morgan
                                                                Stanley Investment Management. Formerly,
                                                                Assistant Secretary and Assistant General
                                                                Counsel of the Retail Funds.

Stefanie V. Chang Yu (41)       Vice President  Since December  Managing Director of the Investment Adviser and
1221 Avenue of the Americas                     1997            various entities affiliated with the Investment
New York, NY 10020                                              Adviser; Vice President of the Retail Funds
                                                                (since July 2002) and the Institutional Funds
                                                                (since December 1997). Formerly, Secretary of
                                                                various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION (UNAUDITED) continued

                                                    Term of
                                  Position(s)     Office and
   Name, Age and Address of        Held with       Length of
       Executive Officer          Registrant     Time Served*     Principal Occupation(s) During Past 5 Years
------------------------------  --------------  --------------  -----------------------------------------------

Francis J. Smith (41)           Treasurer and   Treasurer       Executive Director of the Investment Adviser
c/o Morgan Stanley Trust        Chief           since July      and various entities affiliated with the
Harborside Financial Center     Financial       2003 and Chief  Investment Adviser; Treasurer and Chief
Plaza Two                       Officer         Financial       Financial Officer of the Retail Funds (since
Jersey City, NJ 07311                           Officer since   July 2003). Formerly, Vice President of the
                                                September 2002  Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40)             Secretary       Since June      Executive Director of the Investment Adviser
1221 Avenue of the Americas                     1999            and various entities affiliated with the
New York, NY 10020                                              Investment Adviser; Secretary of the Retail
                                                                Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).



----------

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on August 8, 2007.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.


                       2008 FEDERAL TAX NOTICE (UNAUDITED)

       For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended February 29, 2008. The Fund designated 100% of its income dividends as tax-exempt income dividends.

       In January, the Fund provides tax information to shareholders for the preceding calendar year.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II


Annual Report
February 29,  2008




01BANN
IU08-02153P-Y02/08

Item 2. Code of Ethics.

(a) The Trust/Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust/Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an "independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                     MUNICIPAL INCOME OPPORTUNITIES TRUST II

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008

                                                   COVERED
                                    REGISTRANT   ENTITIES(1)
                                    ----------   -----------
AUDIT FEES ......................   $32,500
NON-AUDIT FEES
   AUDIT-RELATED FEES ...........   $   755(2)    $6,164,000
   TAX FEES .....................   $ 4,738(3)    $1,002,000
   ALL OTHER FEES ...............   $    --
TOTAL NON-AUDIT FEES ............   $ 5,493       $7,166,000
TOTAL ...........................   $37,993       $7,166,000

2007

                                                   COVERED
                                    REGISTRANT   ENTITIES(1)
                                    ----------   -----------
AUDIT FEES ......................   $32,500
NON-AUDIT FEES
   AUDIT-RELATED FEES ...........   $   531(2)   $6,297,000(2)
   TAX FEES .....................   $ 4,600(3)      567,000(4)
   ALL OTHER FEES ...............   $    --
TOTAL NON-AUDIT FEES ............   $ 5,131      $6,864,000
TOTAL ...........................   $37,631      $6,864,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          Morgan Stanley Institutional Funds
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

             MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne D. Godlin, Managing Directors of the Investment Adviser, Gerard J. Lian, an Executive Director of the Investment Adviser and Robert J. Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since May 1988 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in February 2003. Mr. Stryker has been associated with the Investment Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of February 29, 2008:

Mr. Godlin managed eight mutual funds with a total of approximately $6.9 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Mr. Lian managed three mutual funds with a total of approximately $344.0 million in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Mr. Stryker managed 11 mutual funds with a total of approximately $3.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus.

          - Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

          - Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

          - Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

          -    Contribution to the business objectives of the Investment
               Adviser.

          -    The dollar amount of assets managed by the portfolio manager.

          -    Market compensation survey research by independent third parties.

          - Other qualitative factors, such as contributions to client objectives.

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

     As of February 29, 2008, the portfolio managers did not own any shares of the Fund.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                   (d) Maximum Number
                                                                                     (or Approximate
                                                             (c) Total Number of    Dollar Value) of
                                                              Shares (or Units)     Shares (or Units)
                                                              Purchased as Part      that May Yet Be
                  (a) Total Number of    (b) Average Price       of Publicly         Purchased Under
                   Shares (or Units)    Paid per Share (or   Announced Plans or       the Plans or
Period                 Purchased               Unit)              Programs              Programs
---------------   -------------------   ------------------   -------------------   ------------------
July 1,
July 31, 2007             7,600               8.6443                 N/A                   N/A

August 1
August 31, 2007          14,600               8.3422                 N/A                   N/A
Total                    22,200               8.4932                 N/A                   N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17,  2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008